SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($) Apartments Penthouses
Subsequent Event [Line Items]
Number of Apartments | Apartments	3
Total consideration amount of Apartments sold	$ 2,400
Number of Penthouses | Penthouses	2
Total consideration amount of Penthouses sold	$ 5,700